Employee benefits (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Accounting policy for variable compensation programs (PLR and PRD)

Accounting policy for variable compensation programs (PLR and PRD)

The provisions for variable compensation programs are recognized on an accrual basis, during the periods in which the employees provided services. They represent the estimates of future disbursements arising from past events, based on the criteria and metrics of the PRD and PLR, provided that the requirements for activating these programs are met and that the obligation can be reliably estimated.

Accounting policy for post-employment defined benefits

Accounting policy for post-employment defined benefits

The obligations related to post-employment defined benefit plans and health-care plans are recognized as liabilities in the statement of financial position based on actuarial calculations which are revised annually by an independent qualified actuary (updating for material changes in actuarial assumptions and estimates of expected future benefits), using the projected credit unit method, net of the fair value of plan assets, when applicable, from which the obligations are to be directly settled.

Under the projected credit unit method, each period of service gives rise to an additional unit of benefit entitlement and each unit is measured separately to determine the final obligation. Actuarial assumptions include demographic and financial assumptions, medical costs estimate, historical data related to benefits paid and employee contributions, as set out in note 4.

Service cost are accounted for within the statement of income and comprises: (i) current service cost, which is the increase in the present value of the defined benefit obligation resulting from employee service in the current period; (ii) past service cost, which is the change in the present value of the defined benefit obligation for employee service in prior periods, resulting from a plan amendment (the introduction, modification, or withdrawal of a defined benefit plan) or a curtailment (a significant reduction by the entity in the number of employees covered by a plan); and (iii) any gain or loss on settlement.

Net interest on the net defined benefit liability is the change during the period in the net defined benefit liability that arises from the passage of time. Such interest is accounted for in the statement of income.

Remeasurement of the net defined benefit liability is recognized in shareholders’ equity, in other comprehensive income, and comprises: (i) actuarial gains and losses and (ii) return on plan assets, excluding net interest on the net defined liability, net of defined benefit plan assets.

The Company also contributes to defined contribution plans, on a parity basis in relation to the employee's contribution, that are expensed when incurred.